SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SL BIO LTD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating lease right-of-use assets impairment	$ 0	$ 0